Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 237	$ 268
Net interest (income) expense on net defined benefit (asset) liability	(27)	7
Past service cost (income)	(2)
Gain on settlement	(1)
Administrative expenses	4	5
Benefits expense	211	280
Defined contribution expense	176	160
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	639	656
Pension Plans [member] | Canada and Quebec [member]
Disclosure of defined benefit plans [line items]
Government pension plans expense	252	216
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	8	9
Net interest (income) expense on net defined benefit (asset) liability	35	30
Remeasurement of other long-term benefits	(18)	(11)
Benefits expense	25	28
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 25	$ 28